Capital Structure and Financial Matters - Changes in Share Capital (Details) kr in Thousands, $ in Thousands											1 Months Ended					12 Months Ended
	Dec. 29, 2022 DKK (kr) shares	Dec. 05, 2022 DKK (kr) shares	Oct. 20, 2022 DKK (kr) shares	Oct. 17, 2022 DKK (kr) shares	Oct. 03, 2022 DKK (kr) shares	Jun. 07, 2022 DKK (kr) shares	Nov. 09, 2021 DKK (kr) shares	Feb. 09, 2021 DKK (kr) shares	Oct. 15, 2020 DKK (kr) shares	Sep. 17, 2020 DKK (kr) shares	Sep. 30, 2022 DKK (kr) shares	Aug. 31, 2022 DKK (kr) shares	Jun. 30, 2022 DKK (kr) shares	Apr. 30, 2022 DKK (kr) shares	Nov. 30, 2021 DKK (kr) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 DKK (kr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 DKK (kr) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 DKK (kr) shares
Share Capital
Balance at the beginning | $																$ 32,437		$ 7,038		$ 9,362
Issuance of shares for cash | $																428		57,609		9,020
Balance at the end | $																8,303		32,437		7,038
Share capital
Share Capital
Balance at the beginning																3,755	kr 23,204	2,648	kr 16,198	2,481	kr 15,184
Exercised warrants, Share Capital | kr		kr 43									kr 11			kr 54
Issuance of shares for cash	kr 4		kr 65	kr 26	kr 23	kr 429	kr 3,943	kr 3,000	kr 269	kr 745					kr 63	70		1,107		167
Balance at the end																$ 3,886	kr 24,139	$ 3,755	kr 23,204	$ 2,648	kr 16,198
Share capital | Share Warrants Exercise, Tranche One [Member]
Share Capital
Exercised warrants, Share Capital | kr												kr 92	kr 92
Share capital | Share Warrants Exercise, Tranche Two [Member]
Share Capital
Exercised warrants, Share Capital | kr												kr 41	38
Share capital | Share Warrants Exercise, Tranche Three [Member]
Share Capital
Exercised warrants, Share Capital | kr													kr 17
Ordinary Shares
Number of Ordinary Shares
Share capital, shares, beginning of year																23,203,808	23,203,808	16,198,668	16,198,668	15,184,152	15,184,152
Increase In Shares Through Issuance Of Shares							3,942,856	3,000,000	269,136	745,380					62,284
Capital increase (in shares)	4,450		64,601	26,396	23,405	428,572
Exercise of warrants (in shares)		42,633									10,836			54,072
Share capital, shares, end of the period																24,139,413	24,139,413	23,203,808	23,203,808	16,198,668	16,198,668
Ordinary Shares | Share Warrants Exercise, Tranche One [Member]
Number of Ordinary Shares
Exercise of warrants (in shares)												92,313	92,313
Ordinary Shares | Share Warrants Exercise, Tranche Two [Member]
Number of Ordinary Shares
Exercise of warrants (in shares)												41,085	37,665
Ordinary Shares | Share Warrants Exercise, Tranche Three [Member]
Number of Ordinary Shares
Exercise of warrants (in shares)													17,264